Ordinary shares	12 Months Ended
Dec. 31, 2020
Ordinary shares
Ordinary shares

11   Ordinary shares

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO were automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company's shareholders, except as may otherwise be required by law. Each holder of class A ordinary shares is intitled to one vote per share and each holder of class B ordinary shares is entitled to ten votes per share on all matters submitted to them for a vote.

On June 4, 2020, the Company completed its follow-on offering on the New York Stock Exchange. The Company sold 4,907,100 Class A ordinary shares at US$1.27 per share, including the exercise of the over-allotment option. The total gross capital raise was approximately RMB44,004 (US$6,216).

As of December 31, 2019 and 2020, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors.

As of December 31, 2019, 313,857,894 ordinary shares have been issued, of which 90,744,233 were Class A ordinary shares and 223,113,661 were Class B ordinary shares. 312,051,174 ordinary shares are outstanding, of which 88,937,513 were Class A ordinary shares and 223,113,661 were Class B ordinary shares.

As of December 31, 2020, 325,733,064 ordinary shares have been issued, of which 196,045,898 were Class A ordinary shares and 129,687,166 were Class B ordinary shares. 323,640,564 ordinary shares are outstanding, of which 193,953,398 were Class A ordinary shares and 129,687,166 were Class B ordinary shares.